Item 1. Report to Shareholders.

T. Rowe Price Reserve Investment Funds
Certified Semiannual Report (Unaudited)
November 30, 2003


Financial Highlights
                                 For a share outstanding throughout each period

               6 Months      Year
                  Ended     Ended
               11/30/03   5/31/03    5/31/02    5/31/01    5/31/00    5/31/99
NET ASSET
VALUE

Beginning
of period      $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000
               ---------------------------------------------------------------
Investment
activities
  Net
  investment
  income (loss)   0.006      0.016      0.030      0.063      0.057      0.054

Distributions
  Net investment
  income         (0.006)    (0.016)    (0.030)    (0.063)    (0.057)    (0.054)
                 --------------------------------------------------------------
NET ASSET
VALUE

End of
period         $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000
               ===============================================================

Ratios/
Supplemental
Data

Total return^      0.56%      1.64%      3.03%      6.44%      5.84%      5.43%

Ratio of
total
expenses
to average
net assets         0.01%+     0.01%      0.02%      0.02%      0.01%      0.00%

Ratio of net
investment
income (loss)
to average net
assets             1.12%+     1.63%      2.93%      6.27%      5.71%      5.37%

Net assets,
end of period
(in millions)  $  4,243   $  3,728   $  4,115   $  3,555   $  3,009   $  3,148

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

+    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Government Reserve Investment Fund
Certified Semiannual Report (Unaudited)

Financial Highlights
                                 For a share outstanding throughout each period

               6 Months      Year
                  Ended     Ended
               11/30/03   5/31/03    5/31/02    5/31/01    5/31/00    5/31/99
NET ASSET
VALUE
Beginning
of period      $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000
               ---------------------------------------------------------------
Investment
activities
 Net investment
  income (loss)   0.005      0.014      0.025      0.059      0.053      0.050

Distributions
  Net investment
  income         (0.005)    (0.014)    (0.025)    (0.059)    (0.053)    (0.050)


NET ASSET
VALUE

End of
period         $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000
               ===============================================================
Ratios/
Supplemental Data

Total return^      0.50%      1.46%      2.50%      6.02%      5.42%      5.05%

Ratio of total
expenses to
average net
assets             0.01%+     0.01%      0.01%      0.02%      0.01%      0.02%

Ratio of net
investment
income (loss)
to average
net assets         1.01%+     1.44%      2.53%      5.89%      5.34%      4.91%

Net assets,
end of
period
(in millions)  $  1,246   $  1,077   $    858   $  1,118   $    673   $    857



^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

+    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Reserve Investment Fund
--------------------------------------------------------------------------------
(Unaudited)                                     November 30, 2003

STATEMENT OF NET ASSETS                                Par                Value
--------------------------------------------------------------------------------
Certified Semiannual Report                       ($000s)

CERTIFICATES OF DEPOSIT - EURODOLLAR ^   13.2%
Barclays Bank
  1.115%, 3/18/04                                   31,000               31,001

  1.12%, 3/10/04                                    56,000               56,000

  1.17%, 4/26/04                                    50,000               50,002

BNP Paribas, 1.20%, 12/18/03                        12,000               12,001

Citibank New York N.A., 1.12%, 2/12/04              50,000               50,001

DePfa Bank Europe
  1.11%, 1/12 - 2/17/04                             40,000               40,000

  1.28%, 8/6/04                                     50,000               50,000

Deutsche Bank
  1.075%, 12/30/03                                  43,000               43,000

  1.37%, 8/5/04                                     45,000               45,021

HBOS Treasury Services, 1.10%, 12/8/03              50,000               50,000

Landesbank Baden-Wuerttemburg,
1.25%, 12/31/03                                     35,000               34,999

Northern Rock
  1.10%, 1/12/04                                    15,000               15,000

  1.13%, 2/17/04                                    35,000               35,001

Societe Generale, 1.305%, 3/31/04                   50,000               50,009

Total Certificates of Deposit - Eurodollar ^
(Cost  $562,035)                                                        562,035

CERTIFICATES OF DEPOSIT - YANKEE ++   8.6%

Abbey National Treasury Services,
1.42%, 10/21/04                                     25,000               24,998

Australia & New Zealand Banking,
1.05%, 12/22/03                                     50,000               50,000

BNP Paribas, 1.39%, 8/27/04                         25,000               24,996

Canadian Imperial Bank of Commerce
  1.22%, 4/2/04                                     11,750               11,750

  1.31%, 8/13/04                                    28,250               28,248

Landesbank Hessen Thuringen, 1.41%, 2/3/04          12,000               12,003

Lloyds Bank, 1.035%, 12/29/03                       50,000               49,999

Rabobank Nederland, 1.0275%, 12/1/03                50,000               49,996

Royal Bank of Canada, 1.255%, 3/19/04               90,600               90,635

Svenska Handelsbanken, 1.08%, 1/12/04               20,000               20,000

Total Certificates of Deposit - Yankee ++
(Cost  $362,625)                                                        362,625


COMMERCIAL PAPER   58.9%

Alpine Securitization

  4(2)
    1.05%, 12/12 - 12/17/03                        114,500              114,456

    1.06%, 12/11/03                                  6,600                6,598

    1.10%, 2/20/04                                  15,000               14,963

Asset Portfolio Funding
  4(2)
    1.09%, 1/7/04                                   38,000               37,957

    1.10%, 3/22/04                                   8,471                8,442

Atlantic Asset Securitization
  4(2)
    1.06%, 12/11 - 12/23/03                         12,254               12,248

Cafco, 1.06%, 12/9/03                               75,000               74,982

CBA (Delaware) Finance
    1.05%, 12/4 - 12/10/03                          98,500               98,483

CDC Commercial Paper
  4(2)
    1.04%, 12/18 - 12/19/03                         57,000               56,972

    1.07%, 12/15/03                                 80,000               79,967

Ciesco L.P.
    1.08%, 1/7/04                                   20,742               20,719

  4(2)
    1.05%, 12/18/03                                  4,000                3,998

    1.10%, 1/22/04                                  50,000               49,921

CRC Funding
  4(2)
    1.05%, 12/1 - 12/8/03                           20,495               20,494

    1.06%, 12/23/03                                 20,000               19,987

    1.09%, 1/27 - 2/10/04                           34,700               34,639

    1.10%, 1/9/04                                    8,850                8,839

Credit Suisse First Boston, 4(2),
1.05%, 12/3/03                                      23,000               22,999

Danske
    1.05%, 12/16/03                                 27,127               27,115

    1.06%, 12/19/03                                 25,000               24,987

    1.07%, 12/5/03                                   3,100                3,100

    1.10%, 1/20 - 2/25/04                            4,450                4,441

    1.16%, 5/13/04                                  47,750               47,497

Discover Card Master Trust
    1.08%, 12/16/03                                 22,500               22,490

    4(2), 1.07%, 12/17/03                           27,000               26,987

Dupont de Nemours, 1.04%, 12/29/03                  17,400               17,386

European Investment Bank, 1.102%, 1/21/04            3,000                2,995

Fairway Finance
    1.095%, 1/13/04                                 26,101               26,067

    1.12%, 3/8/04                                   30,000               29,909

  4(2)
    1.10%, 1/5/04                                    1,753                1,751

    1.15%, 4/29/04                                  26,610               26,483

    1.16%, 5/17/04                                  23,200               23,074

    1.167%, 5/17/04                                  3,248                3,230

Falcon Asset Securitization
  4(2)
    1.05%, 12/8 - 12/19/03                          82,573               82,537

    1.095%, 1/15/04                                 51,188               51,118

FCAR Owner Trust, 1.11%, 2/3/04                     40,000               39,921

Ford Credit Floorplan Master Owner Trust
  4(2)
    1.08%, 12/17 - 12/19/03                         73,000               72,962

    1.10%, 12/9/03                                   7,000                6,998

GE Capital
    1.06%, 12/4/03                                     300                  300

    1.07%, 12/4/03                                   4,000                4,000

GE International Funding, 1.08%, 12/16/03           17,863               17,855

Giro Funding, 4(2), 1.09%, 2/17/04                  18,000               17,958

Grampian Funding
          4(2)
    1.00%, 12/9/03                                   5,000                4,999

    1.06%, 12/24/03                                 36,400               36,375

    1.07%, 12/18/03                                  1,000                  999

    1.10%, 1/23 - 2/27/04                            7,350                7,337

    1.103%, 2/27/04                                 36,000               35,903

    1.15%, 4/14/04                                  25,600               25,490

Greyhawk Funding
    1.08%, 12/3/03                                   1,758                1,758

    1.09%, 12/5/03                                  86,500               86,489

Home Depot, 4(2), 1.00%, 12/2/03                    50,000               49,999

K2 (USA)
    1.11%, 3/15 - 4/7/04                            31,000               30,886

    1.15%, 4/30/04                                  24,000               23,884

MassMutual Funding, 4(2), 1.08%, 12/4/03             2,000                2,000

MBNA Master Credit Card Trust II
          4(2)
    1.08%, 12/16/03                                 25,000               24,989

    1.12%, 2/10/04                                  11,600               11,574

National Rural Utilities Coop. Fin.,
  1.08%, 1/12/04                                    18,500               18,477

Nationwide Building Society
    1.07%, 1/6/04                                   30,000               29,968

    1.10%, 2/24/04                                  14,900               14,861

    1.13%, 3/17/04                                  50,000               49,832

New York State Power Auth.
    1.05%, 12/4 - 12/11/03                          29,764               29,761

    1.06%, 12/18/03                                  4,100                4,098

    1.075%, 12/11/03                                20,697               20,691

    1.10%, 1/8/04                                   24,003               23,975

Nordea North America
    1.08%, 12/29/03                                  2,800                2,798

    1.125%, 4/22/04                                 15,314               15,245

    1.13%, 4/22/04                                   6,500                6,471

Old Line Funding
  4(2)
    1.05%, 12/11/03                                  9,777                9,774

    1.06%, 12/9 - 12/11/03                          54,379               54,364

    1.07%, 12/2/03                                  15,057               15,057

    1.10%, 1/5/04                                   10,140               10,129

Paradigm Funding
  4(2)
    1.12%, 1/27 - 2/10/04                           17,675               17,638

    1.13%, 1/16/04                                  50,000               49,928

Preferred Receivables Funding
  4(2)
    1.05%, 12/3 - 12/17/03                          43,769               43,757

Province of Quebec
    1.10%, 3/26/04                                  23,528               23,444

    1.20%, 6/7/04                                   33,050               32,842

Rabobank Nederland, 1.12%, 2/24/04                   1,400                1,396

Rio Tinto
    1.06%, 12/4/03                                   3,363                3,363

  4(2)
    1.12%, 3/8/04                                   13,433               13,392

    1.20%, 1/23/04                                   1,600                1,597

Royal Bank of Scotland
    1.08%, 1/26 - 2/11/04                           52,300               52,198

    1.10%, 1/27/04                                     100                  100

Shell Finance
    1.05%, 12/3 - 12/19/03                          42,506               42,485

    1.10%, 1/30/04                                  47,650               47,563

Sigma Finance
    1.07%, 12/8/03                                   6,650                6,649

    1.10%, 2/2 - 3/12/04                            13,626               13,597

    1.11%, 1/13/04                                   6,386                6,377

    4(2), 1.10%, 3/9/04                             16,425               16,375

Southern Company, 4(2), 1.05%, 12/9/03              16,500               16,496

Stadshypotek Delaware, 4(2), 1.15%, 5/6/04          22,000               21,890

Stanford University
    1.03%, 12/8/03                                   2,900                2,899

    1.04%, 1/8/04                                    5,000                4,995

    1.10%, 1/8/04                                    5,000                4,994

Tulip Funding
  4(2)
    1.07%, 12/29/03                                  4,619                4,615

    1.08%, 12/24/03                                  2,000                1,999

    1.09%, 12/4/03                                  50,000               49,995

Westpac Trust Securities of New Zealand
    1.07%, 12/5 - 12/19/03                           9,850                9,848

    1.075%, 12/5/03                                 25,300               25,297

    1.114%, 3/11/04                                  7,650                7,626

Yale University
    1.05%, 12/11/03                                  8,500                8,498

    1.06%, 12/10/03                                 33,508               33,499

    1.13%, 2/12/04                                  16,400               16,362

Yorktown Capital, 4(2), 1.05%, 12/4/03               2,318                2,318

Total Commercial Paper (Cost  $2,500,040)                             2,500,040


FOREIGN GOVERNMENT AND MUNICIPALITIES   1.3%

Electricite de France
    1.02%, 12/15/03                                  1,900                1,899

    1.07%, 1/15/04                                  10,969               10,954

KFW International Finance, 4(2),
1.04%, 12/30/03                                     40,744               40,710

Total Foreign Government and Municipalities
(Cost  $53,563)                                                          53,563

FUNDING AGREEMENTS   2.6%
Allstate Life Insurance
  VR
    1.27%, 12/1/03++                                15,000               15,000

    1.33%, 12/1/03++                                10,000               10,000

GE Life & Annuity, VR, 1.24%,
12/12/03                                            25,000               25,000

Security Life of Denver, 1.17%,
12/22/03                                            20,000               20,000

Transamerica Occidential Life Insurance,
VR, 1.27%, 12/28/03                                 40,000               40,000

Total Funding Agreements (Cost  $110,000)                               110,000


MEDIUM-TERM NOTES   7.2%

3M, 144A, 5.6736%, 12/12/03                          6,000                6,008

AIG Sunamerica Institutional, VR,
1.23%, 12/22/03                                     19,700               19,701

American Express, 6.75%, 6/23/04                     3,000                3,091

American Express Credit, VR, 1.17%,
12/17/03                                            13,500               13,500

Bank of America, 6.625%, 6/15/04, ()                16,685               17,184

First United, 6.625%, 6/15/04                        1,400                1,440

GE Capital, VR, 1.20%, 12/9 - 12/17/03              20,000               20,000

General Electric Capital Corporation,
5.75%, 4/6/04                                       10,000               10,149

Goldman Sachs Group, VR, 144A, 1.12%,
12/1/03                                             65,000               65,000

Grand Metropolitan Investment
    1.051%, 1/6/04                                   2,231                2,229

    1.079%, 1/6/04                                  16,900               16,878

    1.13%, 1/6/04                                   10,000                9,989

    1.286%, 1/6/04                                   6,073                6,065

    1.336%, 1/6/04                                   5,656                5,649

    1.359%, 1/6/04                                   1,000                  999

    1.365%, 1/6/04                                   5,000                4,993

    1.373%, 1/6/04                                   2,650                2,647

Home Depot, 6.50%, 9/15/04                          23,755               24,702

Marsh & McLennan, 6.625%, 6/15/04                    3,200                3,291

New York Life Insurance, VR, 1.22%,
12/1/03                                             22,000               22,000

Suntrust, 6.125%, 2/15/04                              300                  303

Wal-Mart Stores, 5.199%, 6/1/04                     50,000               51,056

Total Medium-Term Notes (Cost  $306,874)                                306,874

MUNICIPAL SECURITIES   5.5%

Harris County, GO, TECP, VRDN
(Currently 1.17%)                                   12,855               12,855

Kansas DOT, VRDN (Currently 1.12%)                  10,000               10,000

Long Island Power Auth., NY Electric
Systems, Series E, VRDN
(Currently 1.11%) (FSA Insured)                     15,650               15,650

Loudoun County IDA, Howard Hughes Medical
Instituute, VRDN (Currently 1.07%)                  20,000               19,999

Massachusetts HEFA, Harvard Univ., VRDN
(Currently 1.06%)                                   50,000               49,999

New York City, GO, VRDN
(Currently 1.10%)                                   20,000               20,000

New York City Housing Dev. Corp.,
Multi-Family Housing, VRDN (Currently 1.10%)
(FHA Guaranteed)                                     6,100                6,100

New York State Local Gov't. Assistance,
VRDN (Currently 1.08%)                              14,600               14,600

Orange County Trans. Auth., VRDN
(Currently 1.12%) (AMBAC Insured)                   23,500               23,500

Salt River Project Agricultural
Improvement & Power, TECP, VRDN
(Currently 1.15%)                                   25,000               25,000

Triborough Bridge & Tunnel Auth.,
VRDN (Currently 1.10%)                              25,000               25,000

Univ. of Texas, TECP, VRDN
(Currently 1.15%)                                   11,500               11,500

Total Municipal Securities (Cost  $234,203)                             234,203

U.S. GOVERNMENT AGENCY OBLIGATIONS * 1.4%
Federal Home Loan Bank, 1.00%, 7/20/04              50,000               50,000

Federal National Mortgage Assn., 1.50%,
9/24/04                                             10,000               10,009

Total U.S. Government Agency Obligations *
(Cost  $60,009)                                                          60,009

Total Investments in Securities
98.7% of Net Assets (Cost $4,189,349)                           $     4,189,349

Other Assets Less Liabilities                                            53,617

NET ASSETS                                                      $     4,242,966
                                                                ---------------
Net Assets Consist of:

Undistributed net investment income (loss)                                    1

Undistributed net realized gain (loss)                                      588

Paid-in-capital applicable to 4,242,218,887 shares of $0.0001 par value capital stock outstanding; 7,000,000,000 shares of the Corporation authorized

NET ASSETS                                                     $      4,242,966
                                                               ----------------
NET ASSET VALUE PER SHARE                                                  1.00
                                                                           ----

* The issuer is a publicly-traded company that operates under a congressional charter; its are neither issued nor guaranteed by the U.S. government.

^ Eurodollar certificates of deposit are issued by foreign branches of U.S. or foreign banks

++   Yankee certificates of deposit are issued by U.S. branches of foreign banks

++ Security contains restrictions as to public resale pursuant to the Securities Act of 1933 and related rules -- total of such securities at period-end amounts to $25,000,000 and represents 0.6% of net assets

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total of such securities at period-end amounts to $71,008,000 and represents

4(2) Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors" -- total of such securities at period-end

AMBAC Ambac Assurance Corp.

DOT  Department of Transportation

FHA  Federal Housing Authority

FSA  Financial Security Assurance Inc.

GO   General Obligation

HEFA Health & Educational Facility Authority

IDA  Industrial Development Authority/Agency

TECP Tax-Exempt Commercial Paper

VR   Variable Rate

VRDN Variable-Rate Demand Note

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Government Reserve Investment Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                       November 30, 2003

STATEMENT OF NET ASSETS                                Par                Value
--------------------------------------------------------------------------------
                                                 ($000s)

REPURCHASE AGREEMENTS(euro)60.7%

ABN Amro, Tri Party, Dated 11/28/03,
0.99%, Delivery Value of $41,003 on
12/1/03, 0.99%, 12/1/03                             41,000               41,000

Banc One Capital Markets, Tri Party,
Dated 11/28/03, 1.01%, Delivery Value
of $46,003 on 12/1/03, 1.01%, 12/1/03               46,000               46,000

Barclays Capital, Tri Party, Dated
11/28/03, 1.01%, Delivery Value of
$46,003 on 12/1/03, 1.01%, 12/1/03                  46,000               46,000

Credit Suisse First Boston, Tri
Party, Dated 11/28/03, 1.02%,
Delivery Value of $125,010 on
12/1/03, 1.02%, 12/1/03                            125,000              125,000

Deutsche Bank Securities, Tri
Party, Dated 11/28/03, 1.03%,
Delivery Value of $150,013 on
12/1/03, 1.03%, 12/1/03                            150,000              150,000

Goldman Sachs, Tri Party,
Dated 11/28/03, 0.97%, Delivery
Value of $20,353 on 12/1/03,
0.97%, 12/1/03                                      20,352               20,352

J.P. Morgan Chase Bank, Tri Party,
Dated 11/28/03, 1.01%, Delivery
Value of $46,003 on 12/1/03, 1.01%,
12/1/03                                             46,000               46,000

Morgan Stanley & Co., Tri Party,
Dated 11/28/03, 1.00%, Delivery
Value of $41,003 on 12/1/03, 1.00%,
12/1/03                                             41,000               41,000

UBS Investment Bank, Tri Party,
Dated 11/28/03, 1.01%, Delivery
Value of $200,017 on 12/1/03,
1.01%, 12/1/03                                     200,000              200,000

Wachovia Securities, Tri Party,
Dated 11/28/03, 1.00%, Delivery
Value of $41,003 on 12/1/03,
1.00%, 12/1/03                                      41,000               41,000

Total Repurchase Agreements(euro)(Cost  $756,352)                       756,352

U.S. TREASURY OBLIGATIONS 39.2% U.S. Treasury Bills
  1.00%, 4/1 - 4/15/04                              55,000               54,803

  1.005%, 1/22 - 1/29/04                            50,000               59,907

  1.01%, 1/29 - 5/20/04                             70,000               59,782

  1.015%, 2/5/04                                    20,000               29,944

  1.02%, 2/5 - 5/6/04                              120,000              109,643

  1.025%, 2/12 - 3/4/04                             55,000               54,871

  1.03%, 2/12 - 2/26/04                            120,000              119,719

Total U.S. Treasury Obligations (Cost  $488,669)                        488,669

Total Investments in Securities
99.9% of Net Assets (Cost $1,245,021)                           $     1,245,021

Other Assets Less Liabilities                                               797

NET ASSETS                                                      $     1,245,818
                                                                ---------------

Net Assets Consist of:

Undistributed net investment income (loss)                      $             1

Paid-in-capital applicable to 1,245,631,951 shares of $0.0001 par value capital stock outstanding; 7,000,000,000 shares of the Corporation authorized

NET ASSETS                                                       $    1,245,818
                                                                 --------------
NET ASSET VALUE PER SHARE                                                  1.00
                                                                           ----

(euro)Collaterized by U.S. government securities valued at $729,659,000 at 11/30/03 - See Note 2


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Reserve Investment Fund
Certified Semiannual Report (Unaudited)

Statement of Operations
In thousands

                                                                       6 Months
                                                                          Ended
                                                                       11/30/03
Investment Income (Loss)

Interest income                                            $             24,261

Expenses
  Custody and accounting                                                     96

  Legal and audit                                                            13

  Directors                                                                   3

  Shareholder servicing                                                       1

  Miscellaneous                                                               7

  Total expenses                                                            120

  Expenses paid indirectly                                                   (4)

  Net expenses                                                              116

Net investment income (loss)                                             24,145

Realized Gain (Loss)
Net realized gain (loss) on securities                                       28

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $             24,173
                                                           --------------------
The accompanying notes are an integral part of these financial statements.

T. Rowe Price Government Reserve Investment Fund
Certified Semiannual Report (Unaudited)

Statement of Operations
In thousands
                                                                       6 Months
                                                                          Ended
                                                                       11/30/03
Investment Income (Loss)
Interest income                                            $              5,702

Expenses
  Custody and accounting                                                     46

  Legal and audit                                                            10

  Directors                                                                   1

  Miscellaneous                                                               2

  Total expenses                                                             59

Net investment income (loss)                                              5,643

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $              5,643
                                                           --------------------
The accompanying notes are an integral part of these financial statements.

T. Rowe Price Reserve Investment Fund
Certified Semiannual Report (Unaudited)

Statement of Changes in Net Assets
In thousands
                                                  6 Months                 Year
                                                     Ended                Ended
                                                  11/30/03              5/31/03
Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)             $        24,145      $        52,726

  Net realized gain (loss)                              28                  144

  Increase (decrease) in net assets
  from operations                                   24,173               52,870

Distributions to shareholders
  Net investment income                            (24,145)             (52,726)

Capital share transactions *
  Shares sold                                    9,274,755           18,272,168

  Distributions reinvested                          24,008               52,385

  Shares redeemed                               (8,783,889)         (18,711,312)

  Increase (decrease) in net assets
  from capital share transactions                  514,874             (386,759)


Net Assets

Increase (decrease) during period                  514,902             (386,615)

Beginning of period                              3,728,064            4,114,679

End of period                              $     4,242,966      $     3,728,064
                                           ---------------      ---------------

* Capital share transactions at net asset value of $1.00 per share

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Government Reserve Investment Fund
Certified Semiannual Report (Unaudited)

Statement of Changes in Net Assets
In thousands
                                                  6 Months                 Year
                                                     Ended                Ended
                                                  11/30/03              5/31/03
Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)             $         5,643      $        12,736

Distributions to shareholders
  Net investment income                             (5,643)             (12,736)

Capital share transactions*
  Shares sold                                    2,325,317            3,713,619

  Distributions reinvested                           5,605               12,673

  Shares redeemed                               (2,162,455)          (3,506,528)

  Increase (decrease) in net assets
  from capital share transactions                  168,467              219,764

Net Assets

Increase (decrease) during period                  168,467              219,764

Beginning of period                              1,077,351              857,587

End of period                              $     1,245,818      $     1,077,351
                                           ---------------      ---------------

* Capital share transactions at net asset value of $1.00 per share

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE RESERVE INVESTMENT FUNDS, INC.
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                       November 30, 2003

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

T. Rowe Price Reserve Investment Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the Act) as a diversified, open-end management investment company. T. Rowe Price Reserve Investment Fund (Reserve
Fund) and T. Rowe Price Government Reserve Investment Fund (Government Reserve
Fund) are two portfolios (collectively, the Reserve Investment Funds) established by the corporation and both commenced operations on August 25, 1997.

The Reserve Investment Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by T. Rowe Price Associates (Price Associates) and/or its affiliates, and are not available to the public. The Reserve Investment Funds seek preservation of capital, liquidity, and, consistent with these goals, the highest possible current income.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     Basis of Preparation
     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     Valuation
     Each fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Securities are valued at amortized cost. Investments for which such valuation procedures are inappropriate or deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the funds' Board of Directors.

     Expenses Paid Indirectly
     Credits earned on temporarily uninvested cash balances at the custodian are used to reduce a fund's custody charges. Custody expense in the accompanying statement of operations is presented before reduction for credits, which totaled $4,000 for the Reserve Fund for the six months ended November 30, 2003.

     Other
     Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

     Repurchase Agreements
     All repurchase agreements are fully collateralized by U.S. government securities. Collateral is in the possession of the fund's custodian or, for tri-party agreements, the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since each fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of November 30, 2003.

     At November 30, 2003, the cost of investments for federal income tax purposes was $4,189,349,000 and $1,245,021,000 for the Reserve Fund and the Government Reserve Fund, respectively.

NOTE 4 - RELATED PARTIES

     Price Associates is a wholly owned subsidiary of T. Rowe Price Group and is the investment manager for the Reserve and Government Reserve Funds. Price Associates or T. Rowe Price International, Inc. (Price International), a wholly owned subsidiary of Price Associates, also provides investment management services to all shareholders of the Reserve Investment Funds. The Reserve Investment Funds pay no management fees; however, Price Associates or Price International receives management fees from the mutual funds and other accounts invested in the Reserve and Government Reserve Funds. Certain officers and directors of the Reserve and Government Reserve Funds are also officers and directors of Price Associates and its subsidiaries, and of those invested in the Reserve Investment Funds.

     Pursuant to various service agreements, Price Associates and its wholly owned subsidiaries provide shareholder and administrative, transfer and dividend disbursing, accounting, and certain other services to the Reserve Investment Funds. The Reserve Fund incurred expenses pursuant to these related party agreements totaling $42,000 for the six months ended November 30, 2003, of which $7,000 was payable at period-end. The Government Reserve Fund incurred expenses pursuant to these agreements totaling $32,000 for the six months ended November 30, 2003, of which $5,000 was payable at period-end.

NOTE 5 - INTERFUND LENDING

     Pursuant to the Reserve Fund's prospectus, the fund may lend up to 33-1/3% of its total assets. The Reserve Fund is party to an interfund borrowing agreement between itself and other T. Rowe Price-sponsored mutual funds, which permits it to lend cash at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. During the six months ended November 30, 2003, the Reserve Fund made loans to other funds on 16 days, in the average amount of $23,725,000, and at an average annual rate of 1.31%. The fund earned $14,000 on interfund loans during the six months ended November 30, 2003, which is included in interest income in the accompanying statement of operations. There were no loans outstanding at November 30, 2003.


Item 2.  Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics will be filed as a required exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Not effective until registrant's next annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Not effective until registrant's next annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR will be filed with the registrant's annual Form N-CSR.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Reserve Investment Funds, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     January 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     January 16, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     January 16, 2004